Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt including Capital Lease Obligation

Debt was comprised of the following at the end of each period:

	March 28, 2014	September 27, 2013
Current maturities of long-term debt:
Term loan	$9.8	$—
Capital lease obligation	1.4	1.4
Loan payable	—	0.1

Total current debt	11.2	1.5
Long-term debt:
Term loan	1,287.0	—
3.50% notes due April 2018	300.0	299.9
9.50% debentures due May 2022	10.4	10.4
8.00% debentures due March 2023	8.0	8.0
4.75% notes due April 2023	598.2	598.2
Capital lease obligation	1.1	1.8

Total long-term debt	2,204.7	918.3

Total debt	$2,215.9	$919.8

Debt was comprised of the following at the end of each period:

	September 27, 2013	September 28, 2012
Current maturities of long-term debt:
Capital lease obligation	$1.4	$1.3
Loan payable	0.1	—

Total current debt	1.5	1.3
Long-term debt:
7.00% debentures due December 2013 (1)	—	5.8
3.50% notes due April 2018	299.9	—
9.50% debentures due May 2022 (2)	10.4	—
8.00% debentures due March 2023 (2)	8.0	—
4.75% notes due April 2023	598.2	—
Capital lease obligation	1.8	3.1

Total long-term debt	918.3	8.9

Total debt	$919.8	$10.2

(1)	Under the terms of the Separation and Distribution Agreement, the 7.00% debentures due December 2013 were retained by Covidien.
(2)	Under the terms of the Separation and Distribution Agreement, the 8.00% and 9.50% debentures due in March 2023 and May 2022, respectively, were transferred to the Company.

Schedule of Maturities of Long-term Debt including Capital Lease Obligation

The aggregate amounts of debt, including the capital lease obligation, maturing during the next five fiscal years are as follows:

Fiscal 2014	$1.5
Fiscal 2015	1.4
Fiscal 2016	0.4
Fiscal 2017	—
Fiscal 2018	300.0